Trade Receivables, Other Receivables and Prepayments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Oct. 31, 2024	Oct. 19, 2024	Sep. 30, 2024	Aug. 01, 2024	Apr. 19, 2024	Apr. 15, 2024	Dec. 31, 2023	Apr. 19, 2023	Dec. 31, 2022	Dec. 06, 2022	Nov. 28, 2022	Nov. 21, 2022	Nov. 19, 2022	Nov. 14, 2022	Nov. 07, 2022	Oct. 19, 2022	Sep. 19, 2022	Sep. 09, 2022	Sep. 02, 2022	Aug. 25, 2022	Jun. 18, 2022	Jun. 04, 2022	Jun. 02, 2022	May 16, 2022	May 06, 2022
Trade Receivables, Other Receivables and Prepayments [Line Items]
Number of shares issued (in Shares)		706,250		706,250	25,000					300,000	249,999	123,000	137,750		139,250	100,000		20,000	20,000	20,000	20,000	70,000	45,000	25,000	85,000	7,500
Issued and outstanding capital																	$ 10,000,000
Purchaser issued percentage	5.00%
Promissory note in principal amount	$ 10,000,000
Accrued interest payable			$ 4,000,000			$ 3,000,000			$ 2,000,000					$ 1,000,000
Receivable balance	106,116							$ 64,423
Purchase consideration	7,000,000
Advances to suppliers	$ 10,066,738
Stock Purchase Agreement [Member]
Trade Receivables, Other Receivables and Prepayments [Line Items]
Number of shares issued (in Shares)																	20,000
Software [Member]
Trade Receivables, Other Receivables and Prepayments [Line Items]
Receivable balance							$ 7,000,000